Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment
Property and equipment consisted of the following (in thousands):

	As of September 30, 2021	As of December 31, 2020
Greenhouse facility	$9,281	$5,203
Equipment	2,059	1,621
Land	3,558	345
Leasehold improvements	3,947	—
Construction-in-progress	4,058	1,541

Less: Accumulated depreciation	(679)	(287)

Property and equipment, net	$22,224	$8,423

Property and equipment as of December 31, 2020 and 2019, consisted of the following (in thousands):

	As of December 31,
	2020	2019
Greenhouse facility	5,203	—
Equipment	1,621	20
Land	345	345
Construction-in-progress	1,541	3,378

Less: Accumulated depreciation	(287)	—

Property and equipment, net	$8,423	$3,743